Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Disclosure of Share-based Compensation Arrangements, Assumptions Used

The following weighted average assumptions were used to value options granted in the periods indicated.

2015
Expected life of options	7.4 years
Risk-free interest rate	1.95%
Expected volatility	21.42%
Expected dividend yield	4.87%